Related Party Transactions and Balances (Tables)	6 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
Schedule of loans to related parties
	Loans paid to Related Parties		Balance of Loans Receivable from Related Parties
	During the six months ended June 30,		As of June 30,	As of December 31,
	2019	2018	2019	2018
Related companies of non-controlling investors of Feng Hui	$-	$-	$-	$490,724

Schedule of loans received from a cost investment investee
Lender name	Interest rate	Term	June 30, 2019	December 31, 2018
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From August 23, 2016 to August 22, 2017	$-	$3,634,989
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From August 30, 2016 to November 29, 2017	-	2,180,993
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From September 1, 2016 to November 30, 2017	-	1,453,996
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From September 19, 2016 to March 18, 2018	-	7,269,978
Total loans from a cost method investee			$-	$14,539,956

Schedule of guarantees loan
	For the six months ended June 30,		As of June 30,	As of December 31,
Shareholders and related parties	2019	2018	2019	2018
Related companies of a non-controlling shareholder of the Company	$-	$-	$44,002,301	$45,395,196

Schedule of amount due from a related party
Bank name	Aggregated Principal	As of June 30, 2019	Shareholders and related parties
Tianshan Rural Commercial Bank	$8,009,553	$6,532,633	General manager of the Company and a non-controlling shareholder of the Company
Bank of Urumqi Co., Ltd	1,456,282	1,456,282	General manager of the Company and a non-controlling shareholder of the Company
	$9,465,835	$7,988,915

Bank name	Aggregated Principal	As of December 31, 2018	Shareholders and related parties
Tianshan Rural Commercial Bank	$7,996,976	$6,529,644	General manager of the Company and a non-controlling shareholder of the Company
Bank of Urumqi Co., Ltd	1,453,996	1,453,996	General manager of the Company and a non-controlling shareholder of the Company
	$9,450,972	$7,983,640

Schedule of guarantees of the secured loans
Lender name	Principal	As of June 30, 2019	Shareholders and related parties
China Great Wall Assets Management Co. Ltd.	$14,533,697	$14,533,697	Non-controlling shareholders of the Company
Xinjiang Microcredit Refinancing Co., Ltd.	11,255,640	11,255,640	Non-controlling shareholders of the Company
Hangzhou Jingyuan Investment Management Co., Ltd	48,785,461	48,785,461	Non-controlling shareholders of the Company
	$74,574,798	$74,574,798

Lender name	Principal	As of December 31, 2018	Shareholders and related parties
China Great Wall Assets Management Co. Ltd.	$14,510,876	$14,510,876	Non-controlling shareholders of the Company
Xinjiang Microcredit Refinancing Co., Ltd.	14,539,956	14,539,956	Non-controlling shareholders of the Company
Hangzhou Jingyuan Investment Management Co., Ltd	59,613,818	59,613,818	Non-controlling shareholders of the Company
	$88,664,650	$88,664,650